Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Line Items]
Leases
19.
Leases

This note provides information for leases in which the Group is a lessee.

The Group’s lease contracts refer to the use of explicitly defined office facilities in different countries, where it obtains substantially all of the economic benefits and has the right to direct the use of such offices.

(a)
Amounts recognized in the Consolidated Statements of Financial Position

	2022	2021
Right-of-use assets
Offices	3,934	3,915
	3,934	3,915

	2022	2021
Lease liabilities
Current	686	502
Non-current	3,393	3,426
	4,079	3,928

During 2022 and 2021 the additions totalized USD 328 and USD 3,727, respectively.

(b)
Amounts recognized in the Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2022	2021
Amortization of right-of-use assets
Offices	518	453
	518	453
Interest charges for lease liabilities (included within Finance Costs line item)	177	142
Leases expense for short-term leases (included within General and administrative expense line item)	332	173

The principal cash outflow for leases during 2022 was USD 386 (USD 430 in 2021).